INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES

NOTE 11 — INCOME TAXES

Income taxes have been provided in accordance with ASC 740. The components of loss before income taxes for the years ended December 31, 2020 and 2019, are as follows (in thousands):

	2020	2019
Loss subject to domestic income taxes	$(719,636)	$(277,244)
Loss subject to foreign income taxes	68	(90)
	$(719,568)	$(277,334)

The Company recorded an income tax provision/(benefit) of $(0.19) million and $0.03 million in connection with its domestic state and foreign subsidiaries for the years ended December 31, 2020 and 2019, respectively, as follows (in thousands):

	2020	2019
Current
Federal	$—	$—
State	5	2
Foreign	(193)	23
Total current tax expense (benefit)	$(188)	$25
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense (benefit)	$—	$—
Total income tax expense (benefit)	$(188)	$25

The amount of income tax expense (benefit) differs from the expected benefit due to the state income taxes, foreign income taxes, and the impact of the valuation allowance.

On December 22, 2017, the US government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the US tax code, including, but not limited to, (1) reducing the US federal corporate tax rate from 35% to 21%; (1) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (3) creating a new limitation on deductible interest expense; (4) changing rules related to uses and limitations of net operating loss carryforwards created in tax years beginning after December 31, 2017; (5) bonus depreciation that will allow for full expensing of qualified property; (6) establishes new rules with respect to the taxation of certain international transactions, including the income of foreign subsidiaries; and (7) limitations on the deductibility of certain executive compensation.

The Tax Act subjects a US shareholder to current tax on global intangible low-taxed income (GILTI) earned by certain foreign subsidiaries. The FASB Staff Q&A Topic 740 No. 5, Accounting for Global Intangible Low-Taxed Income, states that an entity can make an accounting policy election to either recognize deferred taxes for temporary differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI in the year the tax is incurred. The Company has elected to recognize the tax on GILTI as a period expense in the period the tax is incurred. The Company’s foreign income is in a net loss position and is immaterial to the provision for income taxes, thus no GILTI has been accrued for either 2019 or 2020.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes as of December 31, 2020 and 2019, are as follows (in thousands):

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$265,799	$139,899
Tax credit carryforwards	40,454	18,076
Share-based compensation expense	2,554	4,191

Depreciation	499	210
Accrued compensation and vacation	2,498	699
Interest	489	409
Tenant improvement allowance	8,777	7,757
Accruals and reserves	39,502	3,577
Other	1	—
Total deferred tax assets	360,573	174,818
Valuation allowance	(360,573)	(174,818)
Net deferred tax assets	—	—
Net deferred tax assets (liabilities)	$—	$—

As of December 31, 2020, and 2019, the Company has no undistributed earnings from its foreign subsidiaries. Accordingly, no deferred tax liability has been established.

A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized in a particular tax jurisdiction. All available evidence, both positive and negative, is considered to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a deferred tax asset. Judgment must be used in considering the relative impact of negative and positive evidence.

Based on the weight of the available evidence, which includes the Company’s historical operating losses, lack of taxable income, and the accumulated deficit, as of December 31, 2020 and 2019, the Company provided a full valuation allowance against its US and state deferred tax assets. The valuation allowance for deferred tax assets was $360.6 million and $174.8 million, as of December 31, 2020 and 2019, respectively. The valuation allowance on our net deferred taxes increased by $185.8 million and increased by $80.7 million during the years ended December 31, 2020 and 2019, respectively.

The Company had federal and state net operating loss carryforwards of approximately $960.7 million and $716.1 million, respectively, as of December 31, 2020, which will begin to expire at various dates beginning in 2028, if not utilized. The Company also had federal and state tax research and development tax credit carryforwards of approximately $44.8 million and $36.1 million, respectively. The federal research and development tax credit carryforwards will expire at various dates beginning in 2034, if not utilized. The state research and development tax credit carryforwards do not expire.

The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the years ended December 31, 2020 and 2019 was as follows:

	Year Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
Share-based compensation	(0.2)	(0.2)
Mark-to-market adjustment	(3.4)	(1.1)
Nondeductible expenses	(0.1)	(0.8)
Tax credits	2.8	1.9
Change in valuation allowance	(20.1)	(20.8)
Provision for income taxes	—%	—%

The Internal Revenue Code of 1986, as amended, imposes restrictions on the utilization of net operating losses and certain credits in the event of an “ownership change” of a corporation. Accordingly, a company’s ability to use net operating losses and certain credits may be limited as prescribed under Internal Revenue Code Section 382, which provide for limitations on net operating losses carryforwards and certain built in losses following ownership changes, and Section 383, which provides for special limitations on certain excess credits, etc. (collectively, “IRC Section 382”). Utilization of the carryforwards may be subject to substantial annual limitation due to the ownership change limitations provided by the IRC Section 382 and similar state provisions, resulting in a reduction in the gross deferral tax assets before considering the valuation allowance.

The Company files US, state, and foreign income tax returns with varying statutes of limitations. The federal, state, and foreign returns statute of limitations remains open for tax years from 2008 and thereafter. There are currently no income tax audits underway by US, state, or foreign tax authorities.

Uncertain Tax Positions

As of December 31, 2020, and 2019, the total amount of unrecognized tax benefits was approximately $42.9 million and $20.6 million, respectively. The Company does not anticipate a significant change in the total amount of unrecognized tax benefits within the next 12 months.

The following table summarizes the activity related to unrecognized tax benefits for the years ended December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Unrecognized benefit – beginning of period	$20,635	$11,647
Gross increases – prior-period tax positions	21	4
Gross decreases – prior-period tax positions	(2)	—
Gross increases – current-period tax positions	22,382	8,995
Gross decrease – current-period tax positions	—	(11)
Statute lapse	(142)	—
Unrecognized benefit – end of period	$42,894	$20,635

Related to the unrecognized tax benefits above, the Company recognized interest expense and penalty expense as part of income tax expenses in the consolidated statements of operations according to the following table (in thousands):

	Year Ended December 31,
	2020	2019
Interest expense	$(45)	$16
Penalty expense	(20)	1

As of December 31, 2020, the Company has recognized a liability for interest expense and penalties of $60 thousand and $9 thousand, respectively, which is included within income tax liabilities in the consolidated balance sheet.